23. Salaries and social security taxes payable	12 Months Ended
Dec. 31, 2018
Salaries And Social Security Taxes Payable
Salaries and social security taxes payable
a.	Salaries and social security taxes payable

	12.31.18	12.31.17
Non-current
Early retirements payable	14,884	4,960
Seniority-based bonus	147,853	171,719
Total non-current	162,737	176,679

Current
Salaries payable and provisions	1,581,241	1,571,228
Social security payable	151,137	223,165
Early retirements payable	10,248	7,099
Total current	1,742,626	1,801,492

The carrying amount of the Company’s salaries and social security taxes payable approximates their fair value.

b.	Salaries and social security taxes charged to profit or loss

	12.31.18	12.31.17	12.31.16
Salaries	4,336,533	4,897,440	5,006,596
Social security taxes	1,686,430	1,904,559	1,947,009
Total salaries and social security taxes	6,022,963	6,801,999	6,953,605

Early retirements payable correspond to individual optional agreements. After employees reach a specific age, the Company may offer them this option. The related accrued liability represents future payment obligations which as of December 31, 2018 and 2017 amount to $ 10.2 million and $ 7.1 million (current) and $ 14.9 million and $ 5 million (non-current), respectively.

The seniority-based bonus included in collective bargaining agreements in effect consists of a bonus to be granted to personnel with a certain amount of years of service. As of December 31, 2018 and 2017, the related liabilities amount to $ 147.8 million and $ 171.7 million, respectively.

As of December 31, 2018 and 2017, the number of employees amounts to 4,878 and 4,789, respectively.